                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

If amended report check here:    [_]

This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

                           P&S Capital Partners, LLC

Name of Institutional Investment Manager

590 Madison Avenue, 28th Floor                              New York
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Business Address                      (Street)               (City)

13F File Number: 28-06197

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Greg Pearson                  Chief Financial Officer             (212) 319-8220
------------                  -----------------------             --------------
Name                                   Title                           Phone

Signature, Place and Date of Signing:

/s/ Greg Pearson
-------------------------------------
590 Madison Avenue, 28th Floor
New York, New York, 10022
5/15/2008

Report Type:

[_]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Name:
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                        P&S Capital Management, L.P.